Phoenix Series Fund
                      Supplement dated January 30, 1998 to
               Prospectus dated February 28, 1997 as supplemented
     November 11, 1997, September 8, 1997, June 30, 1997 and March 10, 1997


Cover Page
The following paragraph is hereby inserted before the last paragraph on page 2 of the Prospectus.

     The Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.


The Portfolio Managers

The following replaces the paragraph under the heading "U.S. Government Securities Series" located on page 25 of the Prospectus.


      Mr. Christopher Saner and Mr. Andrew Szabo have served as Co-Portfolio Managers of the Phoenix U.S. Government Securities Fund since January, 1998 and as such are primarily responsible for the day-to-day management of the Fund's portfolio. Messrs. Saner and Szabo are also Managing Directors of Phoenix Investment Counsel, Inc.

The following replaces the paragraph under the heading "Aggressive Growth Series" located on page 24 of the Prospectus.


      Mr. Roger Engemann, Mr. James E. Mair and Mr. John S. Tilson head the team that is primarily responsible for the day-to-day management of the Aggressive Growth Series. Each is a Vice President of the Adviser. Mr. Engemann has been president of Roger Engemann & Associates, Inc. ("REA") since its inception in 1969. Messrs. Mair and Tilson are both Executive Vice Presidents of Portfolio Management of REA and both have been with REA since 1983. Messrs. Engemann and Mair have been Chartered Financial Analysts ("CFAs") since 1972, and Mr. Tilson has been a CFA since 1974.

                               Phoenix Series Fund
                 Supplement dated January 30, 1998 to Statement
                of Additional Information dated February 28, 1997
             as supplemented November 11, 1997, September 8, 1997,
                        June 30, 1997 and March 10, 1997

Management of the Trust

The following paragraphs should be inserted to the list of Trust officers beginning on page 25 of the Statement of Additional Information. Michael K. Arends, Van Harissis and C. Edwin Riley, Jr. are hereby deleted from the list.

Roger Engemann (57)             Vice President        Vice President (1998-present), Phoenix Series Fund
600 North Rosemead Blvd.                              and Phoenix Investment Counsel, Inc.  President and
Pasadena, CA 91107                                    Director (1969-present), Roger Engemann &
                                                      Associates, Inc.  Owner (1996-present), Pasadena
                                                      National Trust Company.  President and Director
                                                      (1988-present), Pasadena Capital Corporation.
                                                      Chairman of the Board, President and Trustee
                                                      (1986-present), Phoenix-Engemann Funds.  President
                                                      and Director (1985-present), Roger Engemann
                                                      Management Co., Inc.

James E. Mair (56)              Vice President        Vice President (1998-present), Phoenix Series Fund
600 North Rosemead Blvd.                              and Phoenix Investment Counsel, Inc.  Executive Vice
Pasadena, CA 91107                                    President (1994-present) and Senior Vice President
                                                      (1983-1994), Roger Engemann & Associates, Inc.
                                                      Executive Vice President (1994-present) and Security
                                                      Analyst (1985-1994), Roger Engemann Management Co.,
                                                      Inc. Executive Vice President and Director
                                                      (1994-present), Senior Vice President Director
                                                      (1990-1994), Pasadena Capital Corporation.  Director
                                                      (1989-present), Pasadena National Trust Company.

John S. Tilson (53)             Vice President        Vice President (1998-present), Phoenix Series Fund
600 North Rosemead Blvd.                              and Phoenix Investment Counsel, Inc.  Executive Vice
Pasadena, CA 91107                                    President (1994-present), Senior Vice President
                                                      (1983-1994), Roger Engemann & Associates, Inc.
                                                      Executive Vice President and Director
                                                      (1994-present), Senior Vice President and Director
                                                      (1990-1994), Pasadena Capital Corporation.
                                                      Executive Vice President (1994-present) and Security
                                                      Analyst (1985-1994), Roger Engemann Management Co.,
                                                      Inc.  Chief Financial Officer and Secretary
                                                      (1988-present), Phoenix-Engemann Funds.



PDP 427P (1/98)